January 24, 2024

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Re:       BNY Mellon New York AMT-Free Municipal Bond Fund (the “Registrant”)

1933 Act File No.: 33-07497

1940 Act File No.: 811-04765

CIK No.: 0000797920

Ladies and Gentlemen:

Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended November 30, 2023.

Please direct any questions or comments to the attention of the undersigned at (412) 236-7397.

Sincerely yours,

/s/ Jenna Martis

Jenna Martis

Associate, Paralegal I

Enclosure